Shareholder Report, Holdings (Details) - BNY Mellon Large Cap Equity Fund	Jun. 30, 2024
Class A - DLQAX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class A - DLQAX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A - DLQAX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A - DLQAX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A - DLQAX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A - DLQAX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A - DLQAX | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A - DLQAX | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A - DLQAX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A - DLQAX | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A - DLQAX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A - DLQAX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A - DLQAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A - DLQAX | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A - DLQAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A - DLQAX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A - DLQAX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A - DLQAX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class A - DLQAX | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class A - DLQAX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A - DLQAX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class C - DEYCX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class C - DEYCX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C - DEYCX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C - DEYCX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C - DEYCX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C - DEYCX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C - DEYCX | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C - DEYCX | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C - DEYCX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C - DEYCX | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C - DEYCX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C - DEYCX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C - DEYCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C - DEYCX | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C - DEYCX | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C - DEYCX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C - DEYCX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C - DEYCX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class C - DEYCX | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class C - DEYCX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C - DEYCX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class I - DLQIX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class I - DLQIX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I - DLQIX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I - DLQIX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I - DLQIX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I - DLQIX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I - DLQIX | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I - DLQIX | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I - DLQIX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I - DLQIX | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I - DLQIX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I - DLQIX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I - DLQIX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I - DLQIX | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I - DLQIX | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I - DLQIX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I - DLQIX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I - DLQIX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class I - DLQIX | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class I - DLQIX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I - DLQIX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Class Y- DLACX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Class Y- DLACX | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y- DLACX | Alphabet, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class Y- DLACX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Y- DLACX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Y- DLACX | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y- DLACX | Berkshire Hathaway, Inc., Cl. B
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y- DLACX | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Y- DLACX | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y- DLACX | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y- DLACX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y- DLACX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y- DLACX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Y- DLACX | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y- DLACX | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Y- DLACX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Y- DLACX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Y- DLACX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Class Y- DLACX | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class Y- DLACX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class Y- DLACX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%